Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2025
Fidelity Risk Parity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.87%
Since Inception	5.02%	[1]
Fidelity Risk Parity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.90%
Since Inception	2.39%	[1]
Fidelity Risk Parity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.16%
Since Inception	2.75%	[1]
IXWWB
Average Annual Return:
Past 1 year	10.77%
Since Inception	10.77%
IXSSC
Average Annual Return:
Past 1 year	3.83%
Since Inception	2.93%
MS159
Average Annual Return:
Past 1 year	17.87%
Since Inception	17.16%

[1]	A From September 1, 2022 .